Balance Sheet Components - Allowance for Doubtful Accounts Receivables and Allowance for Receivables from Vendors (Details) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Valuation And Qualifying Accounts Disclosure [Line Items]
Allowance for doubtful trade receivables, beginning balance	$ 23,865
Allowance for doubtful trade receivables, ending balance	67,361	$ 23,865
Allowance for Doubtful Trade Receivables
Valuation And Qualifying Accounts Disclosure [Line Items]
Allowance for doubtful trade receivables, beginning balance	23,865	7,480	$ 13,972
Additions	42,592	23,214	7,036
Write-offs and reclassifications	904	(6,831)	(13,528)
Allowance for doubtful trade receivables, ending balance	67,361	23,865	7,480
Allowance for Receivables from Vendors
Valuation And Qualifying Accounts Disclosure [Line Items]
Allowance for doubtful trade receivables, beginning balance	5,481	6,188	2,623
Additions	0	3,675	217
Write-offs and reclassifications	(354)	(4,382)	3,347
Allowance for doubtful trade receivables, ending balance	$ 5,126	$ 5,481	$ 6,188